SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY

NOTE 12:- SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in NIS. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Share repurchase:

As of December 31, 2013, the Company’s repurchase ordinary shares for an aggregate amount of $ 3,072,528. On January 28, 2014, the Company’s board of directors approved and authorized the repurchase of up to additional $ 1,000,000 of the Company’s ordinary shares. Under the repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded from available working capital. During 2011, 2012 and 2013 the Company repurchased 5,591,687, 9,483,090 and 10,148,834 shares for an aggregate amount of $ 300,000, $ 466,164 and $ 537,829, respectively.

c.	Stock Options and RSU’s:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014: the 2005 United States Equity Incentive Plan, which is referred to as the U.S. Plan, and the 2005 Israel Equity Incentive Plan, which is referred to as the Israel Plan, and together with the U.S. Plan, the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans Options, Restricted Stock Units (“RSUs”) and Performance RSUs (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four to five years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. Since 2006, the Company started to routinely grant RSUs under the Equity Incentive Plans and since 2013, the Company started to grant its sales employees PSUs. The number of PSUs granted to sales employees is equal to the amount of compensation earned (based on the employee’s level) divided by the fair value of the ordinary share at the grant date. RSUs and PSUs vest over a four year period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied. RSUs and PSUs that are cancelled or forfeited become available for future grants.

Under the Equity Incentive Plans, the Company’s non-employee directors receive an automatic annual option grant.

As of December 31, 2013, 13,508,075 options and RSUs were outstanding under the Equity Incentive Plans and 679 options were outstanding under the Zone Labs plan.

Following the amendments to the Equity Incentive Plans in January 2014, the number of ordinary shares reserved under the Equity Incentive Plans equals 19,000,000 (under the original terms of the Equity Incentive Plans, and before the amendment, 65,134,597 ordinary shares were available for future grant as of December 31, 2013). Commencing December 31, 2014, on December 31st of each year, the number of Reserved and Authorized Shares under the Equity Incentive Plans shall be automatically reset on such date to equal 10% of the number of ordinary shares issued and outstanding on such date.

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2011	2012	2013	2011	2012	2013
Outstanding at beginning of year	14,192	13,337	13,448	$23.85	$28.50	$35.24
Granted	2,125	2,955	1,930	$52.92	$54.24	$49.77
Exercised	(2,324)	(1,944)	(2,712)	$22.83	$21.80	$20.56
Expired	(602)	—	—	$26.97	—	—
Forfeited	(54)	(900)	(64)	$27.89	$26.69	$44.79

Outstanding at December 31,	13,337	13,448	*)12,602	$28.50	$35.24	$40.58

Exercisable at December 31,	8,429	8,530	8,001	$24.21	$28.20	$35.22

*)	As of December 31, 2013 , approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

	Year ended December 31, 2013
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	13,448	$196,927

Granted	1,930
Exercised	(2,712)
Forfeited	(64)

Outstanding as of December 31,	12,602	$301,449

Exercisable as of December 31,	8,001	$234,287

The total intrinsic value of options exercised during the years 2011, 2012 and 2013 was $ 73,973, $ 61,564 and $ 90,352, respectively.

The weighted average fair values at grant date of options granted for the years ended December 31, 2011, 2012 and 2013; with an exercise price equal to the market value at the date of grant were $ 17.04, $ 15.52 and $ 16.17, respectively.

The following table summarizes information relating to RSUs, as well as changes to such awards during 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013
	Number in thousands
Outstanding at beginning of year	1,254	1,111	980
Granted	389	395	394
Vested	(425)	(415)	(359)
Forfeited	(107)	(111)	(108)

Outstanding as of December 31,	1,111	980	907

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2011, 2012 and 2013 were $ 51.89, $ 54.76 and $ 48.64, respectively.

The total fair value of shares vested during the years 2011, 2012 and 2013 was $ 22,753, $ 22,806 and $ 17,738, respectively.

The options outstanding as of December 31, 2013, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
6.08-6.08	1	0.13	6.08	1	0.13	6.08
21.53-21.95	112	2.16	21.89	112	2.16	21.89
23.46-24.01	2,527	1.11	23.81	2,527	1.11	23.81
26.47 -26.47	1,100	2.57	26.47	1,100	2.57	26.47
26.77-29.49	1,830	3.40	29.22	1,410	3.45	29.37
32.31-35.79	209	3.24	35.07	108	3.25	35.21
42.85 -49.5	1,904	6.42	49.26	448	6.36	49.13
51.98-53.05	2,010	4.38	52.92	1,240	4.38	52.96
53.67-58.49	2,910	5.39	54.54	1,056	5.41	54.13

6.08-58.49	12,602	3.93	40.58	8,001	3.14	35.22

As of December 31, 2013, the Company had approximately $ 107,818 of unrecognized compensation expense related to non-vested stock options and non-vested restricted stock units, expected to be recognized over a weighted average period of 1.91 years.

d.	Employee Stock Purchase Plan (“ESPP”):

The Company reserved a total of 6,000,000 ordinary shares for issuance under the ESPP. Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2011, 2012 and 2013, employees purchased 374,050, 309,559 and 354,487 ordinary shares at average prices of $ 34.14, $ 44.15 and $ 42.14 per share, respectively.

As of December 31, 2013, 1,066,876 ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2011, 2012 and 2013, the Company recognized $ 3,400, $ 4,313 and $ 3,973, respectively, of compensation expense in connection with the ESPP.